Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	60 Months Ended	72 Months Ended	132 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000235244_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Metaverse ETF
C000235244_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000235244_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,433
C000235244_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,209
C000235244_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,175
C000235244_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,652
C000235244_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Metaverse Index℠
C000235244_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235244_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,444
C000235244_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,274
C000235244_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,307
C000235244_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,851
C000235244_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000235244_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235244_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,644
C000235244_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,111
C000235244_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,111
C000235244_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,115
C000230605_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Electric Vehicles and Future Transportation ETF
C000230605_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230605_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,085
C000230605_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,607
C000230605_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,359
C000230605_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,976
C000230605_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	7,880
C000230605_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Electric Vehicles and Future Transportation Index℠
C000230605_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230605_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,184
C000230605_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,751
C000230605_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,483
C000230605_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,115
C000230605_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	8,020
C000230605_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000230605_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230605_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,524
C000230605_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,970
C000230605_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,943
C000230605_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,918
C000230605_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,262
C000235243_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Crypto Industry and Digital Payments ETF
C000235243_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235243_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	4,808
C000235243_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,450
C000235243_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,374
C000235243_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,983
C000235243_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Crypto Industry and Digital Payments Index℠
C000235243_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235243_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	4,812
C000235243_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,479
C000235243_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,466
C000235243_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,118
C000235243_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000235243_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235243_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,644
C000235243_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,111
C000235243_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,111
C000235243_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,115
C000230603_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Cloud Computing ETF
C000230603_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230603_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,331
C000230603_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,755
C000230603_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,629
C000230603_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,358
C000230603_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,488
C000230603_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Cloud Computing Index℠
C000230603_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230603_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,385
C000230603_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,854
C000230603_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,710
C000230603_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,499
C000230603_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,761
C000230603_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000230603_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230603_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,524
C000230603_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,970
C000230603_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,943
C000230603_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,918
C000230603_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,262
C000230602_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Clean Energy ETF
C000230602_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230602_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,388
C000230602_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,397
C000230602_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,931
C000230602_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,455
C000230602_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,251
C000230602_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Clean Energy Index℠
C000230602_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230602_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,508
C000230602_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,539
C000230602_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	6,049
C000230602_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,602
C000230602_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,497
C000230602_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000230602_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230602_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,524
C000230602_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,970
C000230602_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,943
C000230602_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,918
C000230602_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,262
C000244837_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Large Cap Value ETF
C000244837_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244837_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,629
C000244837_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,813
C000244837_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,622
C000244837_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,545
C000244837_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,538
C000244837_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,620
C000244837_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,424
C000244837_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,220
C000244837_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,219
C000244837_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,320
C000244837_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
C000244837_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244837_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,553
C000244837_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,335
C000244837_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,379
C000244837_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,197
C000244837_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,525
C000244837_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,330
C000244837_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,214
C000244837_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,592
C000244837_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,414
C000244837_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,757
C000244837_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000244837_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244837_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,803
C000244837_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000244837_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,873
C000244837_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,986
C000244837_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,871
C000244837_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,890
C000244837_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,742
C000244837_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,410
C000244837_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,017
C000244837_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,504
C000244833_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced International ETF
C000244833_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244833_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,210
C000244833_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,120
C000244833_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,950
C000244833_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,134
C000244833_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,237
C000244833_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000244833_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,821
C000244833_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,122
C000244833_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,898
C000244833_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,215
C000244833_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000244833_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244833_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,051
C000244833_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,904
C000244833_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,072
C000244833_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,425
C000244833_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,475
C000244833_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,577
C000244833_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,161
C000244833_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,066
C000244833_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,328
C000244833_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,710
C000244835_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Large Cap Core ETF
C000244835_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244835_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,645
C000244835_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,587
C000244835_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,739
C000244835_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,831
C000244835_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,603
C000244835_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,636
C000244835_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,326
C000244835_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,636
C000244835_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,947
C000244835_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,881
C000244835_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000244835_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244835_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000244835_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000244835_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000244835_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000244835_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000244835_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000244835_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000244835_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000244835_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000244835_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000244836_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Large Cap Growth ETF
C000244836_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244836_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,848
C000244836_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,390
C000244836_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,625
C000244836_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,965
C000244836_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,313
C000244836_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,724
C000244836_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,237
C000244836_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	38,212
C000244836_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	44,077
C000244836_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	52,343
C000244836_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
C000244836_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244836_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,042
C000244836_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,753
C000244836_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,458
C000244836_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,290
C000244836_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,913
C000244836_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,485
C000244836_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,851
C000244836_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,846
C000244836_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,707
C000244836_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	54,976
C000244836_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000244836_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244836_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,803
C000244836_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000244836_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,873
C000244836_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,986
C000244836_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,871
C000244836_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,890
C000244836_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,742
C000244836_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,410
C000244836_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,017
C000244836_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,504
C000244838_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Small Cap Core ETF
C000244838_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244838_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,199
C000244838_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,827
C000244838_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,164
C000244838_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,897
C000244838_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,018
C000244838_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,581
C000244838_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,001
C000244838_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,555
C000244838_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,855
C000244838_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,793
C000244838_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000244838_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244838_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,460
C000244838_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,649
C000244838_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,164
C000244838_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,226
C000244838_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,429
C000244838_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,029
C000244838_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,002
C000244838_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,812
C000244838_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,334
C000244838_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,034
C000244838_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000244838_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244838_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,851
C000244838_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,602
C000244838_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,824
C000244838_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,792
C000244838_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,767
C000244838_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,610
C000244838_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,327
C000244838_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,721
C000244838_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,114
C000244838_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,667
C000244834_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Mid Cap Core ETF
C000244834_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244834_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,787
C000244834_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,142
C000244834_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,738
C000244834_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,336
C000244834_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,989
C000244834_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,010
C000244834_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,545
C000244834_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,717
C000244834_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,851
C000244834_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,025
C000244834_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Index
C000244834_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244834_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,648
C000244834_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,084
C000244834_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,108
C000244834_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,792
C000244834_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,660
C000244834_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,087
C000244834_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,637
C000244834_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,165
C000244834_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,536
C000244834_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,060
C000244834_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000244834_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000244834_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,851
C000244834_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,602
C000244834_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,824
C000244834_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,792
C000244834_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,767
C000244834_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,610
C000244834_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,327
C000244834_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,721
C000244834_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,114
C000244834_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,667
C000253741_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Enhanced U.S. All-Cap Equity ETF
C000253741_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253741_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,534
C000253741_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,083
C000253741_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000253741_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253741_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,493
C000253741_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,886
C000253742_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Enhanced Emerging Markets ETF
C000253742_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253742_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,400
C000253742_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,240
C000253742_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000253742_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253742_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,338
C000253742_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 16,269